LOANS, FINANCING AND DEBENTURES	6 Months Ended
Jun. 30, 2021
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

18.LOANS, FINANCING AND DEBENTURES

18.1.Breakdown by type

			Current		Non-current		Total
		Average
		annual
		interest rate -	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
Type	Interest rate	%	2021	2020	2021	2020	2021	2020
In foreign currency
BNDES	UMBNDES	4.74	8,727	2,506	16,946	24,486	25,673	26,992
Bonds	Fixed	5.44	787,364	779,046	35,845,562	37,232,554	36,632,926	38,011,600
Export credits ("export prepayment")	LIBOR/Fixed	1.86	120,315	718,623	18,422,352	19,400,208	18,542,667	20,118,831
Others			855	2,516			855	2,516
			917,261	1,502,691	54,284,860	56,657,248	55,202,121	58,159,939
In local currency
BNDES	TJLP	6.90	70,955	276,441	323,252	1,254,222	394,207	1,530,663
BNDES	TLP	10.29	24,379	25,535	512,934	522,367	537,313	547,902
BNDES	Fixed	4.89	27,090	29,115	34,690	47,177	61,780	76,292
BNDES	SELIC	5.35	35,491	98,531	775,354	1,068,959	810,845	1,167,490
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	9.66	806,554	32,156	2,345,661	3,025,527	3,152,215	3,057,683
NCE ("Export credit note")	CDI	7.71	19,381	15,184	1,275,687	1,275,045	1,295,068	1,290,229
NCR ("Rural producer certificate")	CDI	9.18	3,637	2,738	273,715	273,578	277,352	276,316
Export credits (“export prepayment”)	Fixed	8.06	23,400	77,570	1,314,199	1,313,661	1,337,599	1,391,231
Debentures	CDI	8.39	10,247	7,590	5,416,574	5,415,061	5,426,821	5,422,651
Others (Working capital and Industrial Development Fund ("FDI") and fair value adjustment on business combination)	Fixed	0.40	(18,323)	(24,165)		3,651	(18,323)	(20,514)
			1,002,811	540,695	12,272,066	14,199,248	13,274,877	14,739,943
			1,920,072	2,043,386	66,556,926	70,856,496	68,476,998	72,899,882

Interest on financing			923,461	935,010			923,461	935,010
Non-current funding			996,611	1,108,376	66,556,926	70,856,496	67,553,537	71,964,872
			1,920,072	2,043,386	66,556,926	70,856,496	68,476,998	72,899,882

18.2.Rollforward in loans, financing and debentures

	June 30,	December 31,
	2021	2020
Beginning balance	72,899,882	63,684,326
Fundraising, net issuances	9,306,614	14,761,796
Interest accrued	1,493,570	3,286,254
Premium with repurchase of bonds	33,719	391,390
Monetary and exchange rate variation, net	(2,065,925)	13,365,471
Settlement of principal	(11,732,552)	(19,092,810)
Settlement of interest	(1,479,825)	(3,244,949)
Settlement of premium with early repurchase	(33,719)	(378,381)
Amortization of fundraising costs	52,734	87,959
Others	2,500	38,826
Ending balance	68,476,998	72,899,882

18.3.Breakdown by maturity – non current

	2022	2023	2024	2025	2026	2027 onwards	Total
In foreign currency
BNDES	6,355	10,591					16,946
Bonds			1,756,863	1,679,444	2,604,910	29,804,345	35,845,562
Export credits (“export prepayment”)	867,773	1,489,794	4,385,577	6,720,666	4,077,429	881,113	18,422,352
	874,128	1,500,385	6,142,440	8,400,110	6,682,339	30,685,458	54,284,860
In local currency
BNDES – TJLP	31,804	65,301	37,310	89,746	84,422	14,669	323,252
BNDES – TLP	9,433	18,866	18,866	17,618	21,161	426,990	512,934
BNDES – Fixed	12,083	18,611	3,996				34,690
BNDES – Selic	16,245	56,987	48,743	175,789	175,834	301,756	775,354
CRA (“Agribusiness Receivables Certificates”)	757,109	1,588,552					2,345,661
NCE (“Export credit note”)				640,800	634,887		1,275,687
NCR (“Rural producer certificate”)				137,500	136,215		273,715
Export credits (“export prepayment”)			1,314,199				1,314,199
Debentures				2,340,550	2,328,363	747,661	5,416,574
	826,674	1,748,317	1,423,114	3,402,003	3,380,882	1,491,076	12,272,066
	1,700,802	3,248,702	7,565,554	11,802,113	10,063,221	32,176,534	66,556,926

18.4.Breakdown by currency

	June 30,	December 31,
	2021	2020
Brazilian Reais	13,263,371	14,727,803
U.S. Dollar	55,187,953	58,145,087
Currency basket	25,674	26,992
	68,476,998	72,899,882

18.5.Fundraising costs

The fundraising costs are amortized based on terms agreements and effective interest rate.

			Balance to be amortized
			June 30,	December 31,
Type	Cost	Amortization	2021	2020
Bonds	390,104	175,219	214,885	238,568
CRA and NCE	125,222	98,232	26,990	32,374
Export credits (“export prepayment”)	174,104	69,510	104,594	56,028
Debentures	24,467	9,941	14,526	16,039
BNDES (“IOF”) (1)	62,658	47,900	14,758	40,611
Others	18,147	16,861	1,286	1,422
	794,702	417,663	377,039	385,042

1)	Tax on Financial Operations

18.6.Relevant transactions entered into the period

18.6.1.Export Prepayment Agreements ("EPP")

On February 10, 2021, the Company, through its associate Suzano Pulp and Paper Europe S.A. (“Suzano Europe”), entered into a sustainability-linked export prepayment agreement in the amount of US$1.570.000  (equivalent to R$8,481,768 on the transaction date) maturing in six years, with quarterly interest rate payment of LIBOR plus 1.15%, which may be subject to positive or negative adjustments ranging from -2bps/+2bps p.a. depending on our progress in achieving certain milestones towards satisfying key performance metrics (“KPIs”) related to our industrial water withdrawals and greenhouse gas emissions, to be confirmed by an independent external verifier.

18.7.Relevant transactions settled in the period

18.7.1.Early settlement of financing with BNDES

On February 9, 2021, the Company early settled a financing contract with BNDES, in the principal amount of R$1,454,025, with original maturity in May 2026 and monthly interest rate indexed to SELIC + 3% p.a. and TJLP + 2%, transaction cost in the amount of R$24,097 and premium payment in the amount of R$32,933.

18.7.2.Export Prepayment Agreements (“EPP”)

On March 8, 2021, the Company, through its associate Suzano Pulp and Paper Europe S.A., partially settled the export prepayment agreement in the principal amount of US$1,666,848 (equivalent to R$9,558,205 on the transaction date), with original maturity in December 2023 and quarterly interest payments of 1.15% p.a. plus quarterly LIBOR.

18.8.Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) to be complied with.